Organization And Basis Of Presentation	6 Months Ended
Jun. 30, 2012
Organization And Basis Of Presentation [Abstract]
Organization And Basis Of Presentation
Note 1 - Organization and Basis of Presentation

A.	Description of business

RRsat Global Communications Network Ltd. was formed in 1981 and provides global, end-to-end, content distribution and management services to television and radio broadcasting  industries through satellite, terrestrial fiber optic and Internet, and mobile communications through satellites.

B.	Basis of presentation and adoption of new accounting standards

The interim consolidated financial statements as of June 30, 2012, and for the six-month and three month periods then ended were prepared in accordance with Generally Accepted Accounting Principles in the United States (U.S. GAAP). These financial statements were prepared in a condensed format and should be read in conjunction with the Company's audited financial statements and accompanying notes as at December 31, 2011 ("the annual financial statements"). Results for the interim period presented are not necessarily indicative of the results to be expected for the full year.

C.	Recently issued accounting standards

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (ASU 2011-04). This ASU amends current fair value measurement and disclosure guidance to include increased transparency around valuation input and investment categorization. ASU 2011-04 became effective during interim and annual periods beginning after December 15, 2011. The adoption of ASU 2011-04 in the first half of 2012 did not have an impact on the Company's financial position, results of operations, or cash flows.

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-05, Comprehensive Income (Topic 220) - Presentation of Comprehensive Income (ASU 2011-05). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity.  ASU 2011-05 requires retrospective application and is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05.  The company implements the provisions of ASU 2011-05 by presenting a separate statement of other comprehensive income following the statement of income in 2012.  Other than the presentation changes to our financial statements, the adoption of ASU 2011-05 did not have an impact on our consolidated financial statements.

In September 2011, ""FASB issued ASU No. 2011-08, Testing Goodwill for Impairment (Accounting Standards Codification (ASC) Topic 350).  Under the amendments in this ASU, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.  However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. If the carrying amount of a reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any.  Under the amendments in this ASU, an entity has also the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test.  An entity may resume performing the qualitative assessment in any subsequent period.  The amendments are effective for annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  The adoption of ASU 2011-08 in the first half of 2012 did not have an impact on the Company's financial position, results of operations, or cash flows.

D.	Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets; allowances for doubtful accounts; the valuation of embedded derivatives, valuation of deferred tax assets, share-based compensation, impairment of long-lived assets, income tax uncertainties and other contingencies.